COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum lease commitments:
2018	$ 156
2019	151
2020	118
2021	34
Future minimum lease commitments	$ 459